Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Capital market balance	$ 11,823
Financing carrying rate, Dollar	92.00%
Financing carrying rate, Pounds	8.00%
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 11,584	$ 11,174
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	13,451	$ 11,039
Debentures [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	$ 2,046